UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin OnChain U.S. Government Money Fund
[FOBXX]
Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Franklin OnChain U.S. Government Money Fund for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin OnChain U.S. Government Money Fund	$10	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$718,186,960
Total Number of Portfolio Holdings	51
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin OnChain U.S. Government Money Fund	PAGE 1	09001-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
OnChain U.S.
Government Money
Fund
Financial Statements and Other Important Information
Semi-Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 5
Notes to Financial Statements 8
Changes In and Disagreements with Accountants 12
Results of Meeting(s) of Shareholders 12
Remuneration Paid to Directors, Officers and Others 12
Board Approval of Management and Subadvisory Agreements 12

Franklin Templeton Trust
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2025
(unaudited)
Year Ended March 31,
Year Ended
March 31,
2022
a
2025 2024 2023
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
b
......................... 0.020 0.046 0.050 0.042 —
c
Net realized gains (losses) ....................... — 0.001 — (0.015) —
Total from investment operations .................... 0.020 0.047 0.050 0.027 —
Less distributions from:
Net investment income .......................... (0.020) (0.047) (0.050) (0.027) (—)
c
Net asset value, end of period ...................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
d
................................... 2.06% 4.81% 5.12% 2.79% 0.02%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.20% 0.22% 0.26% 0.89% 93.40%
Expenses net of waiver and payments by affiliates ....... 0.20%
f
0.20% 0.20% 0.20% 0.06%
Net investment income ........................... 4.07% 4.63% 5.04% 4.32% 0.02%
Supplemental data
Net assets , end of period (000’s) .................... $718,187 $687,263 $360,554 $272,929 $1,958
Portfolio turnover rate ............................ —% —% 35.89% —% —%
a
For the period April 6, 2021 (commencement of operations) to March 31, 2022.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 72.8%
FFCB ,
a
4.211%, 10/23/25 .................................................. $ 6,520,000 $ 6,503,266
b
FRN, 4.15%, (SOFR + 0.02%), 10/09/25 ................................ 1,750,000 1,750,000
b
FRN, 4.22%, (SOFR + 0.09%), 5/14/26 ................................. 6,000,000 6,000,761
b
FRN, 4.22%, (SOFR + 0.09%), 8/17/26 ................................. 1,770,000 1,770,000
b
FRN, 4.245%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 2,250,000 2,251,333
b
FRN, 4.2%, (SOFR + 0.07%), 10/13/26 ................................. 5,749,000 5,749,000
b
FRN, 4.225%, ( SOFR + 0.095%), 3/05/27 ............................... 1,000,000 1,000,000
25,024,360
FHLB ,
a
4.227%, 10/03/25 .................................................. 7,616,000 7,614,212
a
4.214%, 10/08/25 .................................................. 12,240,000 12,229,980
a
4.083%, 10/10/25 .................................................. 22,833,000 22,809,719
a
4.246%, 10/15/25 .................................................. 15,705,000 15,679,109
a
4.262%, 10/17/25 .................................................. 15,567,000 15,537,571
a
4.065%, 10/21/25 .................................................. 3,460,000 3,452,205
a
4.01%, 10/22/25 ................................................... 6,715,000 6,699,332
a
4.153%, 10/29/25 .................................................. 6,395,000 6,374,408
a
4.043%, 11/05/25 .................................................. 695,000 692,278
a
4.039%, 11/07/25 .................................................. 13,440,000 13,384,427
a
4.009%, 11/12/25 .................................................. 10,375,000 10,326,692
a
3.979%, 11/14/25 .................................................. 8,560,000 8,518,570
a
3.981%, 11/19/25 .................................................. 3,225,000 3,207,617
a
4.052%, 12/01/25 .................................................. 4,000,000 3,972,720
4%, 9/18/26 ...................................................... 5,685,000 5,680,734
b
FRN, 4.13%, (SOFR), 10/03/25 ....................................... 4,600,000 4,600,000
b
FRN, 4.13%, (SOFR), 10/14/25 ....................................... 11,000,000 11,000,000
b
FRN, 4.15%, (SOFR + 0.02%), 10/15/25 ................................ 5,000,000 5,000,000
b
FRN, 4.135%, (SOFR + 0.005%), 10/17/25 .............................. 4,800,000 4,800,000
b
FRN, 4.135%, (SOFR + 0.005%), 10/21/25 .............................. 5,000,000 5,000,000
b
FRN, 4.155%, (SOFR + 0.025%), 11/28/25 ............................... 3,500,000 3,500,000
b
FRN, 4.13%, (SOFR), 12/15/25 ....................................... 9,200,000 9,200,000
b
FRN, 4.135%, (SOFR + 0.005%), 2/09/26 ............................... 6,800,000 6,800,000
b
FRN, 4.155%, (SOFR + 0.025%), 2/17/26 ............................... 7,000,000 7,000,000
b
FRN, 4.205%, (SOFR + 0.075%), 11/27/26 ............................... 6,320,000 6,320,000
b
FRN, 4.23%, (SOFR + 0.1%), 3/16/27 .................................. 6,570,000 6,570,000
205,969,574
a
U.S. Treasury Bills ,
4.087%, 10/02/25 .................................................. 37,011,000 37,006,799
4.14%, 10/07/25 ................................................... 20,045,000 20,031,178
4.214%, 10/09/25 .................................................. 12,985,000 12,972,852
4.163%, 10/14/25 .................................................. 15,336,000 15,312,976
4.225%, 10/16/25 .................................................. 27,100,000 27,052,369
4.191%, 10/21/25 .................................................. 16,005,000 15,967,815
4.1%, 10/23/25 ................................................... 6,805,000 6,787,991
4.082%, 10/28/25 .................................................. 26,560,000 26,478,932
4.053%, 10/30/25 .................................................. 20,470,000 20,403,382
4.116%, 11/04/25 .................................................. 13,165,000 13,114,022
4.026%, 11/06/25 .................................................. 18,230,000 18,156,898
4.017%, 11/12/25 .................................................. 13,560,000 13,496,752
4.141%, 11/18/25 .................................................. 24,135,000 24,002,460
4.103%, 11/25/25 .................................................. 10,060,000 9,997,320
3.869%, 1/27/26 ................................................... 15,000,000 14,812,159
3.782%, 3/19/26 ................................................... 13,500,000 13,264,492

Franklin Templeton Trust
Schedule of Investments (unaudited)
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
a
U.S. Treasury Bills, (continued)
4.021%, 5/14/26 ................................................... $ 3,000,000 $ 2,926,312
291,784,709
Total U.S. Government and Agency Securities (Cost $522,778,643) ................
522,778,643
Repurchase Agreements 27.1%
c
Tri-party repurchase agreement with RBC Dominion Securities, Inc., 4.2%, 10/01/25
(Maturity Value $195,022,750)
Collateralized by U.S. Treasuries, 0% - 4.25%, 10/30/25 - 8/15/30 (valued at
$198,900,001) .................................................... 195,000,000 195,000,000
Total Repurchase Agreements (Cost $195,000,000) ..............................
195,000,000
Total Short Term Investments (Cost $717,778,643) ...............................
717,778,643
a
Total Investments (Cost $717,778,643) 99.9% ...................................
$717,778,643
Other Assets, less Liabilities 0.1% .............................................
408,317
Net Assets 100.0% ...........................................................
$718,186,960
See Abbreviations on page 11.
a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding repurchase agreement.

Franklin Templeton Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $522,778,643
Cost - Unaffiliated repurchase agreements ...................................................... 195,000,000
Value - Unaffiliated issuers .................................................................. $522,778,643
Value - Unaffiliated repurchase agreements ...................................................... 195,000,000
Cash .................................................................................... 98,497
Receivables:
Capital shares sold ........................................................................ 5,545
Interest ................................................................................. 591,284
Other assets .............................................................................. (137,989)
Total assets .......................................................................... 718,335,980
Liabilities:
Payables:
Management fees ......................................................................... 76,513
Transfer agent fees ........................................................................ 38,258
Professional fees ......................................................................... 30,572
Trustees' fees and expenses ................................................................. 26
Accrued expenses and other liabilities ........................................................... 3,651
Total liabilities ......................................................................... 149,020
Net assets, at value ................................................................. $718,186,960
Net assets consist of:
Paid-in capital ............................................................................. $718,184,008
Total distributable earnings (losses) ............................................................. 2,952
Net assets, at value ................................................................. $718,186,960
Shares outstanding ......................................................................... 718,186,832
Net asset value per share
a
.................................................................... $1.00
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Trust
Financial Statements
Statement of Operations
for the six months ended September 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $15,831,279
Expenses:
Management fees (Note 3 a ) ................................................................... 556,468
Transfer agent fees (Note 3c) .................................................................. 97,652
Custodian fees ............................................................................ 1,279
Reports to shareholders fees .................................................................. 1,274
Registration and filing fees .................................................................... 22,256
Professional fees ........................................................................... 39,910
Trustees' fees and expenses .................................................................. 11,192
Other .................................................................................... 19,044
Total expenses ......................................................................... 749,075
Expenses waived/paid by affiliates (Note 3 d ) ................................................... (14,124)
Net expenses ......................................................................... 734,951
Net investment income ................................................................ 15,096,328
Net increase (decrease) in net assets resulting from operations .......................................... $15,096,328

Franklin Templeton Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin OnChain U.S. Government Money
Fund
Six Months Ended
September 30, 2025
(unaudited)
Year Ended
March 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,096,328 $21,315,932
Distributions to shareholders .............................................. (15,096,328) (21,315,936)
Capital share transactions (Note 2 ) .......................................... 30,923,608 326,709,805
Net increase (decrease) in net assets ................................... 30,923,608 326,709,801
Net assets:
Beginning of period ..................................................... 687,263,352 360,553,551
End of period .......................................................... $718,186,960 $687,263,352

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin OnChain U.S. Government Money Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Fund's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at period end, as
indicated in the Statement of Investments, had been entered
into on September 30, 2025.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the actual costs incurred by FT Services, and is not an additional expense of the Fund.
Six Months Ended
September 30, 2025
Year Ended
March 31, 2025
Shares sold ............................................................ $479,707,924 $614,574,467
Shares issued in reinvestment of distributions ................................... 15,097,885 21,328,164
Shares redeemed ........................................................ (463,882,201) (309,192,826)
Net increase (decrease) ................................................... $30,923,608 $326,709,805
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended September 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which $66,973 was retained by Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for the Fund do not exceed 0.20%, based on the average net assets of the Fund until July 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
e. Other Affiliated Transactions
At September 30, 2025, Franklin Advisers Inc. owned 15.7% of the Fund's outstanding shares.
At September 30, 2025, Franklin Distributors LLC owned 14.9% of the Fund's outstanding shares.
At September 30, 2025, Stellar Development Foundation, Uphold HQ Inc., Ondo I LP and Charles B Johnson OR Ann L
Johnson TRSTE owned 47.6% of the Fund's outstanding shares.
4. Use of Blockchain
The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.
5. Income Taxes
At September 30, 2025, the cost of investments for book and income tax purposes was the same.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2025, aggregated
$38,222,808 and $–, respectively.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
3 . Transactions with Affiliates (continued)

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At September 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate
7. Fair Value Measurements
(continued)

Franklin Templeton Trust

franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund
(Fund)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information from management that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the
Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued
development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for the one-year period ended December 31,
2024, noting the Fund commenced operations on April 6, 2021. The Board considered the performance returns for the
Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe
(Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients.
In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.

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The Performance Universe for the Fund included the Fund and all retail US government money market funds. The Fund commenced operations on April 6, 2021, and thus had been in operation for less than five years as of the period ended
December 31, 2024. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A, Class D and Investor Class shares for other funds in the
Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the funds included in an Expense Group.
The Expense Group for the Fund was comprised of retail no-load funds, which included the Fund and 11 other US government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the
Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2024, the Fund’s net assets were approximately $559 million. The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

29386-SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025